Note 14 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 7.         Stock-Based Compensation

We have three stock-based compensation plans. The 2006 Stock Incentive Plan was adopted in 2006 (“2006 Plan”) and had options granted under it through April 12, 2016. The 2016 Stock Incentive Plan was adopted in 2016 (“2016 Plan”) and had options granted under it through November 15, 2021. On October 11, 2021, the Board of Directors approved the 2021 Stock Incentive Plan (“2021 Plan”) and on December 2, 2021, our shareholders approved the 2021 Plan.

The Company recognizes compensation costs on a straight-line basis over the service period of the awards. There were no option awards granted in the three and nine months ended September 30, 2023. Fair values of option awards granted in the three and nine months ended September 30, 2022, were estimated using the Black-Scholes option pricing model under the following assumptions:

	Three Months	Nine Months
Risk-free interest rate	2.85% - 2.90%	1.91% - 2.90%
Dividend yield	0%	0%
Expected term (years)	3.25 - 6.00	3.25 - 6.00
Expected volatility	45.9% - 48.1%	45.8% - 48.5%

Determining the assumptions for the expected term and volatility requires management to exercise significant judgment. The expected term represents the weighted-average period that options granted are expected to be outstanding giving consideration to vesting schedules. Since the Company does not have an extended history of actual exercises, the Company has estimated the expected term using a simplified method which calculates the expected term as the average of the time-to-vesting and the contractual life of the awards. Given the limited public market for the Company’s stock, the Company has elected to estimate its expected volatility by benchmarking its volatility to that of several public company issuers that operate within its market segment. The guideline companies’ volatility was increased by a size adjustment premium of 30% to compensate for the difference in size between the guideline companies and the Company in its calculation.

There were 53,500 options with grant date fair values totaling $168,900, and 131,200 options with grant date fair values totaling $1,639,870, granted during the three and nine months ended September 30, 2022, respectively. There were zero and 10,700 options exercised during the three months ended September 30, 2023 and 2022, respectively. There were 2,000 and 26,400 options exercised during the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023, there was $431,067 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the stock incentive plans; that cost is expected to be recognized over a weighted-average period of 11 months.

Total compensation expense related to these plans was $180,816 and $398,319 for the three months ended September 30, 2023 and 2022, respectively, and $557,146 and $971,777 for the nine months ended September 30, 2023 and 2022, respectively, and is included in selling, general and administrative expenses on the condensed consolidated statements of operations.

Note 14.         Stock-Based Compensation

We have three stock-based compensation plans. The 2006 Stock Incentive Plan was adopted in 2006 (“2006 Plan”) and had options granted under it through April 12, 2016. The 2016 Stock Incentive Plan (“2016 Plan”) was adopted in 2016 (“2016 Plan”) and had options granted under it through November 15, 2021. On October 11, 2021, the Board of Directors approved the 2021 Stock Incentive Plan (“2021 Plan”) and on December 2, 2021, our shareholders approved the plan.

The Company recognizes compensation costs for those shares expected to vest on a straight-line basis over the requisite service period of the awards. The fair values of option awards granted in 2022 and 2021 were estimated using the Black-Sholes option pricing model under the following assumptions:

	2022			2021
Risk-free interest rate	1.88%	-	4.26%	0.46%	-	.26%
Dividend yield		0%			0%
Expected term (in years)	3.25	–	6	2.5	–	5
Expected volatility	45.8%	-	48.1%	46.0%	-	92.0%

Determining the assumptions for the expected term and volatility requires management to exercise significant judgment. The expected term represents the weighted-average period that options granted are expected to be outstanding giving consideration to vesting schedules. Since the Company does not have an extended history of actual exercises, the Company has estimated the expected term using a simplified method which calculates the expected term as the average of the time-to-vesting and the contractual life of the awards. Given the limited public market for the Company’s stock, the Company has elected to estimate its expected volatility by benchmarking its volatility to that of several public company issuers that operate within its market segment. The guideline companies’ volatility was increased by a size adjustment premium to compensate for the difference in size between the guideline companies and the Company in its calculation.

2021 Stock Incentive Plan

The 2021 Plan became effective October 11, 2021 and expires October 11, 2031. The 2021 Plan provides for the granting of equity awards to key employees, including officers and directors. The maximum number of shares for which equity awards may be granted under the 2021 Plan is 5,000,000. Options under the 2021 Plan expire no later than ten years from the date of grant or after prescribed periods of time after employment ceases, whichever comes first, and vest over periods determined by the Board of Directors. The minimum exercise price of each option is the fair market value of the Company’s stock on the date of grant. Under the Plan, fair market value means the average of the reported high and low sale prices of our common stock on the Nasdaq Stock Market. As of December 31, 2022 and 2021, there were 3,507,000 and 1,590,000, respectively, of outstanding unexpired options issued under the 2021 Plan, of which 1,295,000 and 1,000,000, respectively, were exercisable, and there were 1,458,000 and 3,410,000, respectively, options available to be granted.

2016 Stock Incentive Plan

The 2016 Plan became effective June 1, 2016 and expires April 4, 2026. The 2016 Plan provides for the granting of equity awards to key employees, including officers and directors. The maximum number of shares for which equity awards may be granted under the 2016 Plan is 1,000,000. Options under the 2016 Plan expire no later than ten years from the date of grant or after prescribed periods of time after employment ceases, whichever comes first, and vest over periods determined by the Board of Directors. The minimum exercise price of each option is the quoted market price of the Company’s stock on the date of the grant. As of December 31, 2022 and 2021, there were 773,500 and 940,500 options, respectively, of outstanding unexpired options under the 2016 Plan, of which 629,750 and 578,000 were exercisable, respectively. No additional options may be granted under the 2016 Plan.

2006 Stock Incentive Plan

The 2006 Plan became effective May 18, 2006, and expired April 12, 2016. The 2006 Plan provides for the granting of equity awards to key employees, including officers and directors. The maximum number of shares for which equity awards could be granted under the 2006 Plan was 1,950,000. Options under the 2006 Plan expire no later than ten years from the date of grant or after prescribed periods of time after employment ceases, whichever comes first, and vested over periods determined by the Board of Directors. There were 272,000 and 374,000 outstanding unexpired options remaining from the 2006 Plan as of December 31, 2022 and 2021, respectively, all of which were exercisable.

The status of the options issued under the foregoing option plans as of December 31, 2022 and 2021, and changes during the years then ended were as follows:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,395,000	$0.31	4 years, 5 months	$1,591,223
Granted	1,982,500	4.48
Exercised	(453,000)	0.21
Expired	(20,000)	0.17
Outstanding at December 31, 2021	2,904,500	$3.17	4 years, 11 months	$5,195,253
Granted	1,952,000	2.82
Exercised	(264,000)	0.28
Expired	(5,000)	0.35
Forfeited	(35,000)	1.30
Outstanding at December 31, 2022	4,552,500	3.21	6 years, 5 months	$95,397
Exercisable at December 31, 2022	2,196,750	$3.31	4 years, 4 months	$95,397

The total intrinsic value of options exercised in the years ended December 31, 2022 and 2021 was $756,888 and $1,179,855, respectively.

Nonvested stock option awards as of December 31, 2022 and 2021, and changes during the years then ended were as follows:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2020	235,000	$0.64	$0.36
Granted	1,982,500	4.48	1.55
Vested	(1,265,000)	4.07	1.35
Nonvested at December 31, 2021	952,500	$4.08	$1.51
Granted	1,952,000	2.82	1.36
Vested	(513,750)	3.90	1.47
Forfeited	(35,000)	1.30	0.62
Nonvested at December 31, 2022	2,355,750	$3.11	$1.32

As of December 31, 2022, unrecognized compensation cost associated with non-vested share-based employee and non-employee compensation totaled $1,709,838, which is expected to be recognized over a weighted average period of 9.5 months.